EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$535
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	535

Principal Amount[1]
	FIXED INCOME SECURITIES — 89.7%
	ARGENTINA — 1.3%
48,000,000	Argentina Treasury Bond BONCER 2.000%, 11/9/2026	753,285
	AUSTRALIA — 5.5%
2,050,000	Australia Government Bond 1.250%, 5/21/2032	1,095,366
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,107,367
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	993,562
		3,196,295
	BRAZIL — 2.6%
7,200,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,498,985
	CANADA — 7.8%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,097,467
1,500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	961,199
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,485,010
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,006,606
		4,550,282
	CHILE — 0.8%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	447,772
	COLOMBIA — 3.5%
8,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	2,014,212

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	DOMINICAN REPUBLIC — 1.2%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	$672,697
	FRANCE — 2.1%
1,200,000	TotalEnergies S.E. 3.369% [2,3,5]	1,243,646
	GERMANY — 4.5%
48,700,000	Kreditanstalt fuer Wiederaufbau 4.400%, 7/25/2025	2,613,891
	IRELAND — 1.8%
1,000,000	Glencore Capital Finance DAC 0.500%, 9/7/2028[2]	1,032,508
	LUXEMBOURG — 4.5%
	European Investment Bank
24,500,000,000	5.750%, 1/24/2025	1,616,952
18,000,000	6.500%, 7/7/2027	978,127
		2,595,079
	MALTA — 1.2%
7,250,000	Gaming Innovation Group PLC 12.173% (Stockholm Interbank Offered Rates 3 Month + 850 basis points), 6/11/2024[2,4,6]	709,407
	MEXICO — 5.3%
	Mexican Bonos
15,000,000	5.750%, 3/5/2026	816,632
20,000,000	7.750%, 11/23/2034	1,105,679
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	1,171,021
		3,093,332
	NEW ZEALAND — 2.1%
2,000,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	1,212,009
	NORWAY — 9.6%
	Aker A.S.A.
4,000,000	5.700% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 190 basis points), 11/22/2024[6]	396,330
5,000,000	6.275%, 9/27/2027	490,446

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
	City of Oslo Norway
14,000,000	2.300%, 3/14/2024	$1,357,634
5,000,000	1.320%, 2/16/2028	422,238
10,000,000	DNB Bank A.S.A. 6.160% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[2,6]	988,244
6,567,500	Lime Petroleum A.S. 13.630% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/7/2025[2,4,6]	644,756
13,000,000	Norway Government Bond 3.000%, 3/14/2024[4]	1,273,291
		5,572,939
	PERU — 2.6%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,481,675
	PHILIPPINES — 5.7%
	Asian Development Bank
75,000,000	6.200%, 10/6/2026	896,457
100,000,000	6.150%, 2/25/2030	1,162,878
68,000,000	Philippine Government International Bond 6.250%, 1/14/2036	1,224,936
		3,284,271
	SINGAPORE — 3.7%
1,000,000	Housing & Development Board 2.320%, 1/24/2028	716,107
2,000,000	Singapore Government Bond 2.125%, 6/1/2026	1,455,256
		2,171,363
	SOUTH KOREA — 4.1%
35,500,000,000	Export-Import Bank of Korea 7.250%, 12/7/2024	2,372,120
	SWEDEN — 1.6%
800,000	Betsson A.B. 10.068% (3-Month Euribor + 650 basis points), 6/23/2025[2,6]	924,517
	THAILAND — 2.5%
47,000,000	Thailand Government Bond 3.390%, 6/17/2037	1,460,695

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED KINGDOM — 8.4%
1,000,000	BP Capital Markets PLC 3.250% [2,3,5]	$1,031,491
	European Bank for Reconstruction & Development
86,000,000	2.000%, 2/5/2024	1,535,411
75,000,000	5.150%, 2/16/2024	903,374
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	353,361
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	1,027,386
		4,851,023
	UNITED STATES — 7.3%
	International Bank for Reconstruction & Development
75,000,000	6.000%, 1/16/2025	901,070
2,000,000	9.750%, 1/21/2027	428,378
18,500,000,000	6.500%, 12/8/2027	1,256,467
	International Finance Corp.
8,000,000,000	8.000%, 10/9/2023	531,630
20,000,000	7.000%, 7/20/2027	1,099,074
		4,216,619
	TOTAL FIXED INCOME SECURITIES
	(Cost $54,770,686)	51,968,622

Number of Shares
	SHORT-TERM INVESTMENTS — 8.6%
4,996,105	Federated Hermes Treasury Obligations Fund - Institutional Class, 4.891% [7]	4,996,105
	Total Short-Term Investments
	(Cost $4,996,105)	4,996,105
	TOTAL INVESTMENTS — 98.3%
	(Cost $61,352,021)	56,965,262
	Other Assets in Excess of Liabilities — 1.7%	999,286
	TOTAL NET ASSETS — 100.0%	$57,964,548

PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Callable.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,621,016, which represents 6.25% of Net Assets.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

[5]Perpetual security. Maturity date is not applicable.
[6]Floating rate security.
[7]The rate is the annualized seven-day yield at period end.